Other general administrative expenses - Breakdown of other general administrative expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other general administrative expenses
Property, fixtures and supplies	€ 1,968	€ 1,931	€ 1,853
Technology and systems	1,550	1,257	1,095
Technical reports	707	759	768
Advertising	646	757	691
Taxes other than income tax	557	583	484
Communications	527	529	499
Surveillance and cash courier services	405	443	389
Per diems and travel expenses	225	217	232
Insurance premiums	76	78	69
Other administrative expenses	1,828	1,799	1,653
Other general administrative expenses	€ 8,489	€ 8,353	€ 7,733